PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2021	2022	2022
	HK$	HK$	US$
Leasehold improvement	1,758,217	1,758,217	225,369
Furniture and fixtures	292,724	292,724	37,522
Office equipment	108,995	108,995	13,971
Total	2,159,936	2,159,936	276,862
Less: Accumulated depreciation	2,097,253	2,159,936	276,862
Net book value	62,683	—	—

Depreciation expenses recognized for the years ended December 31, 2022, 2021 and 2020 were HK$62,683 (US$8,035), HK$695,046 and HK$744,912, respectively.